Prepayments and other current assets, net	12 Months Ended
Dec. 31, 2019
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments and other current assets, net
7.	Prepayments and other current assets, net
Prepayments and other current assets, net as of December 31, 2018 and 2019, consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Deposits to financial partners and other vendors	30,309	35,988
Prepaid expenses	19,872	32,735
Receivables from third-party online payment platforms and business partners	7,640	952
Prepaid input VAT	6,493	4,877
Advance to staff	1,684	694
Others	2,812	1,842
Short-term loan to third parties*	139,589	2,742

Total prepayments and other current assets	208,399	79,830

Bad debt provision	—	(1,500)

Total prepayments and other current assets, net	208,399	78,330

*
On July 31, 2018, the Group entered into a loan agreement with Plutux Labs Limited (“Plutux Labs”), a digital assets and securities exchange platform in Asia. Pursuant to the loan agreement, the Group agreed to provide a loan of US$20,000 with an annual interest rate of 10.5% to Plutux Labs, requiring no collateral or pledge from Plutux Labs. The outstanding loan principal is repayable to the Company on the earlier of (i) one year upon receipt of the loan or (ii) any other date the borrower payoffs the loan to the Company. The Group collected the loan principal and interest from Plutux Labs in 2019.